Provision for rehabilitation and closure costs - Additional Information (Details) - Provision for rehabilitation and closure costs $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of other provisions [line items]
Undiscounted inflation-adjusted provisions	$ 65.5	$ 37.0
MCSA
Disclosure of other provisions [line items]
Undiscounted inflation-adjusted provisions	59.4	31.4
NX Gold
Disclosure of other provisions [line items]
Undiscounted inflation-adjusted provisions	$ 6.1	$ 5.6
Bottom of range | Discount rate
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0823	0.0575
Bottom of range | Inflation factor
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0300	0.0325
Top of range | Discount rate
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0881	0.0737
Top of range | Inflation factor
Disclosure of other provisions [line items]
Significant unobservable input, liabilities	0.0503	0.0350